UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management LLP
Address:          40 Grosvenor Place
                  London, SW1X 7AW, UK


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Griffith
Title:            US Legal Counsel and Chief Compliance Officer
Phone:            + 212 451 2515

Signature, Place and Date of Signing:


    /s/ Justin Griffith               New York, NY         August 14, 2009
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        34
                                                  ----------------------------

Form 13F Information Table Value Total:                     $115,481
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                     Quarter Ended June 30, 2009


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                              CLASS                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                              -----                       ------    -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                TITLE           CUSIP     (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                -----           -----     ---------   -------   ---  ----  ----------  --------   ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC          COM       007903107  1,654         427,500 SH  CALL  SOLE                   427,500
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC          COM       007903107  3,111         804,000 SH   PUT  SOLE                   804,000
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0 007903AL1  8,880      18,500,000 PRN       SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                            COM       00130H105    813          70,000 SH   PUT  SOLE                    70,000
-----------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1 03938LAK0    315         250,000 PRN       SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS PLC                        ADR       06738E204    922          50,000 SH   PUT  SOLE                    50,000
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                        COM       086516101  2,679          80,000 SH   PUT  SOLE                    80,000
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                         SPONSORED ADR  055622104  9,536         200,000 SH  CALL  SOLE                   200,000
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                       COM       12572Q105  2,489           8,000 SH        SOLE                     8,000
-----------------------------------------------------------------------------------------------------------------------------------
COOPER TIRE & RUBR CO               COM       216831107  1,686         170,000 SH   PUT  SOLE                   170,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                         COM       292764107    573          26,447 SH        SOLE                    26,447
-----------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD            SUB VTG     303901102  5,239          21,000 SH   PUT  SOLE                    21,000
-----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                         COM       364730101    714         200,000 SH  CALL  SOLE                   200,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC          NOTE 4.750% 7/1 42217KAQ9 19,184      20,000,000 PRN       SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     MSCI EMERG MKT 464287234 10,233         317,500 SH        SOLE                   317,500
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                          COM       500255104  4,275         100,000 SH   PUT  SOLE                   100,000
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                         CL A      526057104  1,647         170,000 SH   PUT  SOLE                   170,000
-----------------------------------------------------------------------------------------------------------------------------------
M D C HLDGS INC                     COM       552676108  3,011         100,000 SH   PUT  SOLE                   100,000
-----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                           COM       55616P104    735          62,500 SH   PUT  SOLE                    62,500
-----------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                          COM       552953101  1,610         251,900 SH   PUT  SOLE                   251,900
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                     COM       608190104  2,676          75,000 SH   PUT  SOLE                    75,000
-----------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT PHARM INC         COM       60852M104    128          24,671 SH        SOLE                    24,671
-----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP           NOTE 3.000% 2/1 651639AK2  1,713       1,500,000 PRN       SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                          COM       693718108  3,567         110,000 SH   PUT  SOLE                   110,000
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC               DBCV 2.750%10/1 725906AK7  7,790       5,500,000 PRN       SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD         COM       V7780T103  1,354         100,000 SH   PUT  SOLE                   100,000
-----------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                       COM       783549108  3,071         110,000 SH   PUT  SOLE                   110,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST                   GOLD SHS    78463V107  4,559          50,000 SH  CALL  SOLE                    50,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              S&P RETAIL ETF 78464A714  1,663          60,000 SH   PUT  SOLE                    60,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              S&P HOMEBUILD  78464A888  3,942         335,500 SH  CALL  SOLE                   335,500
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                          UNIT SER 1   78462F103  4,138          45,000 SH   PUT  SOLE                    45,000
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP                COM       884903105    191           6,500 SH   PUT  SOLE                     6,500
-----------------------------------------------------------------------------------------------------------------------------------
TRW AUTOMOTIVE HLDGS CORP           COM       87264S106    122          10,800 SH   PUT  SOLE                    10,800
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                     CL A      902494103  1,261         100,000 SH   PUT  SOLE                   100,000
-----------------------------------------------------------------------------------------------------------------------------------

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